(Loss) earnings per Share	9 Months Ended
Oct. 01, 2011
(Loss) earnings per Share [Abstract]
(Loss) earnings per Share

(D)	(LOSS) EARNINGS PER SHARE

The Company calculates basic and diluted (loss) earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). Basic (loss) earnings per share amounts are computed using the weighted average number of common shares outstanding during the period. Diluted (loss) earnings per share amounts are computed using the weighted average number of common shares outstanding and dilutive potential common shares outstanding during each period.

The reconciliations between basic and diluted (loss) earnings per share for the third quarter and first nine months of 2011 and 2010 are as follows:

	For the Third Quarter of		For the First Nine Months of
	2011	2010	2011	2010
	(Dollar amounts in millions, except shares and per share data)

Net (loss) earnings	$(2.1)	$9.8	$(55.1)	$(3.3)

Weighted average common shares outstanding	15,128,246	15,000,000	15,121,093	15,000,000
Dilutive effect of stock options	—	301,864	—	—

Dilutive shares outstanding	15,128,246	15,301,864	15,121,093	15,000,000

Basic (loss) earnings per share	$(0.14)	$0.65	$(3.64)	$(0.22)

Diluted (loss) earnings per share	$(0.14)	$0.64	$(3.64)	$(0.22)

The effect of certain potential common share equivalents, including warrants, unvested restricted stock, and stock options were excluded from the computation of diluted shares outstanding for the third quarter and first nine months of 2011 and 2010, as inclusion would have been anti-dilutive. A summary of these common share equivalents excluded from the third quarter and first nine months of 2011 and 2010 is as follows:

	For the Third Quarter of		For the First Nine Months of
	2011	2010	2011	2010

Warrants	789,474	789,474	789,474	789,474
Restricted stock	316,852	706,481	316,852	706,481
Stock options	515,616	20,000	515,616	786,481

Total	1,621,942	1,515,955	1,621,942	2,282,436